Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock and Stock Plans

Note 19: Common Stock and Stock Plans
Common Stock
Table 19.1 presents our reserved, issued and authorized shares of common stock at December 31, 2017.

Table 19.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	10,973,760
Director plans	572,270
Stock plans (1)	459,744,943
Convertible securities and warrants	89,163,322
Total shares reserved	560,454,295
Shares issued	5,481,811,474
Shares not reserved or issued	2,957,734,231
Total shares authorized	9,000,000,000

(1)	Includes employee options, restricted shares and restricted share rights, 401(k) profit sharing and compensation deferral plans.

At December 31, 2017, we had 23,327,854 warrants outstanding and exercisable to purchase shares of our common stock with an exercise price of $33.701 per share, expiring on October 28, 2018. The terms of the warrants require that the number of shares entitled to be purchased upon exercise of a warrant be adjusted under certain circumstances. At December 31, 2017, each warrant was exercisable to purchase approximately 1.01 shares of our common stock. We purchased none of these warrants in 2017 or 2016. Holders exercised 9,774,052 and 1,714,726 warrants to purchase shares of our common stock in 2017 and 2016, respectively. These warrants were issued in connection with our participation in the Troubled Asset Relief Program (TARP) Capital Purchase Program (CPP).

Dividend Reinvestment and Common Stock Purchase Plans
Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value by reinvesting dividends and/or making optional cash payments, under the plan’s terms.

Employee Stock Plans
We offer stock-based employee compensation plans as described below. For information on our accounting for stock-based compensation plans, see Note 1 (Summary of Significant Accounting Policies).

LONG-TERM INCENTIVE COMPENSATION PLANS  Our Long- Term Incentive Compensation Plan (LTICP) provides for awards of incentive and nonqualified stock options, stock appreciation rights, restricted shares, restricted stock rights (RSRs), performance share awards (PSAs), performance units and stock awards with or without restrictions.
Beginning in 2010, we granted RSRs and performance shares as our primary long-term incentive awards instead of stock options. Holders of RSRs are entitled to the related shares of common stock at no cost generally vesting over three to five years after the RSRs were granted. Subject to compliance with applicable laws, rules and regulations, RSRs generally continue to vest and are distributed after retirement according to the original vesting schedule. Except for retirement and other limited circumstances, RSRs are canceled when employment ends.
Holders of each vested PSA are entitled to the related shares of common stock at no cost. Subject to compliance with applicable laws, rules, and regulations, PSAs continue to vest and are distributed after retirement according to the original vesting schedule subject to satisfying the performance criteria and other vesting conditions.
Holders of RSRs and PSAs may be entitled to receive additional RSRs and PSAs (dividend equivalents) or cash payments equal to the cash dividends that would have been paid had the RSRs or PSAs been issued and outstanding shares of common stock. RSRs and PSAs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying award.
Stock options must have an exercise price at or above fair market value (as defined in the plan) of the stock at the date of grant (except for substitute or replacement options granted in connection with mergers or other acquisitions) and a term of no more than 10 years. Options generally become exercisable over three years beginning on the first anniversary of the date of grant. Except as otherwise permitted under the plan, if employment is ended for reasons other than retirement, permanent disability or death, the option exercise period is reduced or the options are canceled.
Compensation expense for most of our RSRs, and PSAs granted prior to 2013 is based on the quoted market price of the related stock at the grant date; beginning in 2013 certain RSRs and all PSAs granted include discretionary conditions that can result in forfeiture and are subject to variable accounting. For these awards, the associated compensation expense fluctuates with changes in our stock price. Table 19.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

Table 19.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2017	2016	2015
RSRs	$743	692	675
Performance shares	112	87	169
Stock options	(6)	—	—
Total stock incentive compensation expense (1)	$849	779	844
Related recognized tax benefit	$320	294	318

(1)	Amount for the year-ended December 31, 2017, is net of $26 million related to clawback credits taken against a prior PSA awarded under our LTICP.

For various acquisitions and mergers, we converted employee and director stock options of acquired or merged companies into stock options to purchase our common stock based on the terms of the original stock option plan and the agreed-upon exchange ratio. In addition, we converted restricted stock awards into awards that entitle holders to our stock after the vesting conditions are met. Holders receive cash dividends on outstanding awards if provided in the original award.
The total number of shares of common stock available for grant under the plans at December 31, 2017, was 147 million.

Director Awards
Beginning in 2011, we granted only common stock awards under the LTICP to non-employee directors elected or re-elected at the annual meeting of stockholders and prorated awards to directors who join the Board at any other time. Stock awards vest immediately. Options also were granted to directors prior to 2011 and can be exercised after 12 months through the tenth anniversary of the grant date.

Restricted Share Rights
A summary of the status of our RSRs and restricted share awards at December 31, 2017, and changes during 2017 is presented in Table 19.3.

Table 19.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2017	35,678,586	$46.40
Granted	15,082,229	57.54
Vested	(14,777,208)	46.61
Canceled or forfeited	(1,089,231)	51.99
Nonvested at December 31, 2017	34,894,376	50.95

The weighted-average grant date fair value of RSRs granted during 2016 and 2015 was $48.31 and $55.34, respectively.
At December 31, 2017, there was $781 million of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 2.4 years. The total fair value of RSRs that vested during 2017, 2016 and 2015 was $865 million, $1.1 billion and $1.4 billion, respectively.

Performance Share Awards
Holders of PSAs are entitled to the related shares of common stock at no cost subject to the Company’s achievement of specified performance criteria over a three-year period. PSAs are granted at a target number; based on the Company’s performance, the number of awards that vest can be adjusted downward to zero and upward to a maximum of either 125% or 150% of target. The awards vest in the quarter after the end of the performance period. For PSAs whose performance period ended December 31, 2017, the determination of the number of performance shares that will vest will occur in first quarter of 2018 after review of the Company’s performance by the Human Resources Committee of the Board of Directors. Beginning in 2013, PSAs granted include discretionary conditions that can result in forfeiture and are subject to variable accounting. For these awards, the associated compensation expense fluctuates with changes in our stock price and the estimated outcome of meeting the performance conditions. The total expense that will be recognized on these awards cannot be finalized until the determination of the awards that will vest.
A summary of the status of our PSAs at December 31, 2017, and changes during 2017 is in Table 19.4, based on the performance adjustments recognized as of December 2017.

Table 19.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2017	5,528,405	$43.99
Granted	2,073,942	57.14
Vested	(1,993,598)	46.63
Canceled or forfeited	(116,645)	52.97
Nonvested at December 31, 2017	5,492,104	47.81

(1)	Reflects approval date fair value for grants subject to variable accounting.

The weighted-average grant date fair value of performance awards granted during 2016 and 2015 was $44.73 and $45.52, respectively.
At December 31, 2017, there was $43 million of total unrecognized compensation cost related to nonvested performance awards. The cost is expected to be recognized over a weighted-average period of 1.7 years. The total fair value of PSAs that vested during 2017, 2016 and 2015 was $117 million, $220 million, and $299 million, respectively.

Stock Options
Table 19.5 summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.

Table 19.5: Stock Option Activity

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in yrs.)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2016	44,266,998	$34.62
Canceled or forfeited	(2,550,555)	106.71
Exercised	(21,537,264)	27.79
Options exercisable and outstanding as of December 31, 2017	20,179,179	32.80	0.8	$777
Director awards
Options outstanding as of December 31, 2016	199,820	32.06
Exercised	(94,920)	34.48
Options exercisable and outstanding as of December 31, 2017	104,900	29.87	0.3	3

The total intrinsic value to option holders, which is the stock market value in excess of the option exercise price, of options exercised during 2017, 2016 and 2015 was $623 million, $546 million and $497 million, respectively.
Cash received from the exercise of stock options for 2017, 2016 and 2015 was $602 million, $893 million and $618 million, respectively.
We do not have a specific policy on repurchasing shares to satisfy share option exercises. Rather, we have a general policy on repurchasing shares to meet common stock issuance requirements for our benefit plans (including share option exercises), conversion of our convertible securities, acquisitions and other corporate purposes. Various factors determine the amount and timing of our share repurchases, including our capital requirements, the number of shares we expect to issue for acquisitions and employee benefit plans, market conditions (including the trading price of our stock), and regulatory and legal considerations. These factors can change at any time, and there can be no assurance as to the number of shares we will repurchase or when we will repurchase them.
Employee Stock Ownership Plan
The Wells Fargo & Company 401(k) Plan (401(k) Plan) is a defined contribution plan with an Employee Stock Ownership Plan (ESOP) feature. The ESOP feature enables the 401(k) Plan to borrow money to purchase our preferred or common stock. From 1994 through 2017, with the exception of 2009, we loaned money to the 401(k) Plan to purchase shares of our ESOP preferred stock. As our employer contributions are made to the 401(k) Plan and are used by the 401(k) Plan to make ESOP loan payments, the ESOP preferred stock in the 401(k) Plan is released and converted into our common stock shares. Dividends on the common stock shares allocated as a result of the release and conversion of the ESOP preferred stock reduce retained earnings, and the shares are considered outstanding for computing earnings per share. Dividends on the unallocated ESOP preferred stock do not reduce retained earnings, and the shares are not considered to be common stock equivalents for computing earnings per share. Loan principal and interest payments are made from our employer contributions to the 401(k) Plan, along with dividends paid on the ESOP preferred stock. With each principal and interest payment, a portion of the ESOP preferred stock is released and converted to common stock shares, which are allocated to the 401(k) Plan participants and invested in the Wells Fargo ESOP Fund within the 401(k) Plan.
Table 19.6 presents the balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan.

Table 19.6: Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2017	2016	2015
Allocated shares (common)	124,670,717	128,189,305	137,418,176
Unreleased shares (preferred)	1,556,104	1,439,181	1,252,386
Fair value of unreleased ESOP preferred shares	$1,556	1,439	1,252

	Dividends paid
	Year ended December 31,
	2017	2016	2015
Allocated shares (common)	$195	208	201
Unreleased shares (preferred)	166	169	143

Deferred Compensation Plan for Independent Sales Agents
WF Deferred Compensation Holdings, Inc. is a wholly-owned subsidiary of the Parent formed solely to sponsor a deferred compensation plan for independent sales agents who provide investment, financial and other qualifying services for or with respect to participating affiliates.

The Nonqualified Deferred Compensation Plan for Independent Contractors, which became effective January 1, 2002, allowed participants to defer all or part of their eligible compensation payable to them by a participating affiliate. The plan was frozen for new compensation deferrals effective January 1, 2012. The Parent has fully and unconditionally guaranteed the deferred compensation obligations of WF Deferred Compensation Holdings, Inc. under the plan.